Employee benefit plans - Summary of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit pension plan expense	$ 2,717	$ 3,555
Actuarial losses recognized in the statement of other comprehensive income (loss) in the period, before tax	6,361	1,197
Cumulative actuarial losses recognized in the statement of other comprehensive income (loss), before tax	(26,199)	(19,838)
Employee Benefit Plan
Disclosure of defined benefit plans [line items]
Defined benefit pension plan expense	2,778	3,463
Supplemental Pension Plan
Disclosure of defined benefit plans [line items]
Defined benefit pension plan expense	$ (61)	$ 92